FINANCIAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of Cash and cash equivalents

	Amortized Cost
06/30/2023	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	63,810	63,810	63,810
Trade receivables and other current assets (Note 5)	8,558	8,558	8,558
Current financial assets	9,869	9,869	9,869
Of which:
with related parties (Note 11)	2,175	2,175	2,175
Cash and cash equivalents	45,383	45,383	45,383

	Amortized Cost
12/31/2022	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	68,325	68,325	68,325
Trade receivables and other current assets (Note 5)	7,742	7,742	7,742
Current financial assets	6,775	6,775	6,775
Of which:
with related parties (Note 11)	-	-	-
Cash and cash equivalents	53,808	53,808	53,808